Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Basic earnings per share
Net income	$ 3,950	$ 3,680	$ 7,532	$ 6,813
Dividends on preferred shares and distributions on other equity instruments	(69)	(76)	(128)	(127)
Net income attributable to non-controlling interests	(2)	(1)	(4)	(3)
Net income available to common shareholders	$ 3,881	$ 3,612	$ 7,403	$ 6,699
Weighted average number of common shares (in thousands)	1,412,651	1,388,388	1,409,452	1,385,525
Basic earnings per share (in dollars)	$ 2.75	$ 2.6	$ 5.25	$ 4.83
Diluted earnings per share
Net income available to common shareholders	$ 3,881	$ 3,612	$ 7,403	$ 6,699
Weighted average number of common shares (in thousands)	1,412,651	1,388,388	1,409,452	1,385,525
Stock options	1,489	1,735	1,364	1,744
Issuable under other share-based compensation plans	26	26	26	26
Average number of diluted common shares (in thousands)	1,414,166	1,390,149	1,410,842	1,387,295
Diluted earnings per share (in dollars)	$ 2.74	$ 2.6	$ 5.25	$ 4.83
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,948	$ 3,679	$ 7,528	$ 6,810
Dividends on preferred shares and distributions on other equity instruments	$ (67)	$ (67)	$ (125)	$ (111)